Cover	3 Months Ended
Mar. 31, 2022
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	CARBONMETA TECHNOLOGIES, INC.
Entity Central Index Key	0001156784
Entity Tax Identification Number	95-4868120
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	13110 NE 177th Place
Entity Address, Address Line Two	Suite 145
Entity Address, City or Town	Woodinville
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98072
City Area Code	(844)
Local Phone Number	698-3777
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false